T. ROWE PRICE New Horizons Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  90.1%
COMMUNICATION SERVICES  1.5%
Diversified Telecommunication Services  0.0%
AST SpaceMobile (1)(2) 21,547 1,786
1,786
Entertainment  1.1%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (2)(3)(4) 877,600 —
Madison Square Garden Sports (2) 359,432 115,522
OfferUp, Acquisition Date: 3/6/15, Cost $5,042 (2)(3)(4) 1,012,630 334
Roku (2) 266,127 25,181
141,037
Media  0.4%
New York Times, Class A  163,318 13,674
Nexstar Media Group  204,063 36,901
50,575
Total Communication Services 193,398
CONSUMER DISCRETIONARY  6.2%
Automobile Components  0.4%
Patrick Industries (1) 426,224 47,341
47,341
Diversified Consumer Services  0.3%
Clear Secure, Class A  101,000 4,889
Liberty Live Holdings, Class C (2) 190,000 17,881
Universal Technical Institute (2) 561,500 20,270
43,040
Hotels, Restaurants & Leisure  3.4%
Cava Group (1)(2) 831,390 67,259
Dutch Bros, Class A (2) 3,824,603 193,754
Hyatt Hotels, Class A (1) 128,813 18,522
Life Time Group Holdings (2) 2,338,476 62,999
Navan, Class A (1)(2) 260,296 3,446
Planet Fitness, Class A (2) 143,692 10,688
Viking Holdings (2) 529,774 38,928
Wingstop  241,663 37,451
433,047
Household Durables  1.0%
Installed Building Products (1) 482,732 127,996
127,996

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Leisure Products  0.1%
Acushnet Holdings  27,600 2,580
Peloton Interactive, Class A (2) 1,698,716 7,288
9,868
Specialty Retail  0.6%
Boot Barn Holdings (2) 129,857 19,006
Five Below (2) 43,500 9,939
Floor & Decor Holdings, Class A (1)(2) 244,237 12,407
Victoria's Secret (2) 313,735 14,545
Warby Parker, Class A (2) 872,959 18,393
74,290
Textiles, Apparel & Luxury Goods  0.4%
Birkenstock Holding (1)(2) 683,701 24,497
On Holding, Class A (2) 812,024 27,625
52,122
Total Consumer Discretionary 787,704
CONSUMER STAPLES  0.4%
Beverages  0.1%
Vita Coco (2) 336,585 16,126
16,126
Food Products  0.0%
Farmers Business Network, Acquisition Date: 11/3/17 - 7/31/20,
Cost $14,239 (2)(3)(4) 588,894 —
—
Personal Care Products  0.2%
elf Beauty (2) 466,310 28,263
28,263
Tobacco  0.1%
Turning Point Brands  164,693 14,294
14,294
Total Consumer Staples 58,683
ENERGY  6.8%
Energy Equipment & Services  3.5%
Archrock  730,577 25,424
Expro Group Holdings (2) 2,932,007 51,046
Kodiak Gas Services  390,587 22,779
Noble  269,300 13,215
NOV  646,700 12,164
Oceaneering International (2) 771,200 27,354

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
TechnipFMC  2,446,390 169,119
Tidewater (2) 406,709 33,981
Weatherford International  950,486 89,897
444,979
Oil, Gas & Consumable Fuels  3.3%
Energy Fuels (1)(2) 468,894 8,557
Golar LNG  89,500 4,843
HF Sinclair  99,100 6,183
Matador Resources  144,600 9,136
Ovintiv  451,700 26,813
PBF Energy, Class A  267,290 12,728
Permian Resources, Class A  6,379,717 136,016
Tourmaline Oil (CAD)  739,600 35,398
Uranium Energy (1)(2) 11,278,157 152,255
Viper Energy, Class A  691,700 32,503
424,432
Total Energy 869,411
FINANCIALS  6.0%
Banks  2.1%
Coastal Financial (2) 46,901 3,569
Columbia Banking System  2,242,281 61,506
CRB Group, Acquisition Date: 8/26/25, Cost $2,322 (2)(3)(4) 35,725 3,756
Customers Bancorp (1)(2) 392,298 27,229
Fulton Financial  2,763,321 56,206
Popular  465,465 62,452
Western Alliance Bancorp  697,547 49,421
264,139
Capital Markets  1.4%
iCapital, Acquisition Date: 11/14/25, Cost $1,477 (2)(3)(4) 105,546 1,794
Invesco  1,206,216 29,299
StepStone Group, Class A  496,621 23,699
StoneX Group (2) 618,277 49,864
TPG  159,908 6,478
XP, Class A  3,324,300 63,295
174,429
Consumer Finance  0.8%
FirstCash Holdings  507,090 95,333
95,333
Financial Services  1.7%
Affirm Holdings (2) 645,922 29,596
Marqeta, Class A (2) 9,479,674 38,677

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Pagseguro Digital, Class A  615,500 6,167
Rocket, Class A (2) 5,568,674 79,354
StoneCo, Class A (2) 1,100,270 15,536
Toast, Class A (2) 1,836,793 48,693
218,023
Insurance  0.0%
Root, Class A (2) 79,962 3,532
3,532
Total Financials 755,456
HEALTH CARE  22.2%
Biotechnology  13.8%
Abivax, ADR (2) 95,404 10,623
Agios Pharmaceuticals (2) 73,586 2,489
Aktis Oncology (1)(2) 196,823 3,521
Alnylam Pharmaceuticals (2) 185,329 61,320
Argenx, ADR (2) 216,283 157,941
Ascendis Pharma, ADR (2) 297,296 68,000
Atrium Therapeutics (2) 443,462 5,929
Bridgebio Pharma (2) 850,480 63,157
Caris Life Sciences (1)(2) 588,972 10,531
Celcuity (1)(2) 246,068 28,086
Celldex Therapeutics (2) 533,194 16,913
CG oncology (2) 742,328 50,241
Cogent Biosciences (2) 970,611 37,359
Corvus Pharmaceuticals (2) 722,282 10,567
Cullinan Therapeutics (2) 424,028 6,025
Cytokinetics (2) 249,600 16,451
Denali Therapeutics (2) 473,524 9,092
Dianthus Therapeutics (2) 188,967 15,858
Disc Medicine (2) 504,986 32,289
Dyne Therapeutics (2) 872,825 15,824
Eikon Therapeutics (1)(2) 331,160 3,504
Eikon Therapeutics, Lockup Shares, Acquisition Date: 12/3/21 -
2/14/25, Cost $40,137 (2)(4) 538,431 5,697
Evommune (1)(2) 362,730 8,339
Evommune PIPE, Acquisition Date: 2/13/26, Cost $4,242 (2)(4) 152,155 3,323
Gyroscope Therapeutics, Milestone Payment 1, Acquisition
Date: 2/18/22, Cost $8,140 (2)(3)(4) 8,139,642 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition
Date: 2/18/22, Cost $5,425 (2)(3)(4) 5,424,598 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition
Date: 2/18/22, Cost $5,425 (2)(3)(4) 5,424,598 —
Ideaya Biosciences (2) 443,518 14,778

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Immuneering, Class A (1)(2) 691,472 3,644
Immunome (2) 128,082 2,801
Insmed (2) 590,148 96,501
Ionis Pharmaceuticals (2) 578,082 43,408
Kodiak Sciences (2) 269,644 10,279
Kymera Therapeutics (2) 1,946,980 162,164
Madrigal Pharmaceuticals (2) 69,642 36,455
MapLight Therapeutics (2) 66,400 1,350
Mineralys Therapeutics (1)(2) 523,132 14,172
Mirum Pharmaceuticals (2) 533,020 49,240
Monte Rosa Therapeutics (2) 1,986,382 32,676
Natera (2) 944,596 188,910
Nurix Therapeutics (2) 355,556 5,511
Nuvalent, Class A (2) 488,896 50,087
ORIC Pharmaceuticals (2) 985,136 12,482
Palvella Therapeutics (1)(2) 81,883 10,207
Praxis Precision Medicines (2) 163,400 52,646
Replimune Group (2) 2,413,329 18,462
Revolution Medicines (2) 329,504 32,044
Revolution Medicines, Warrants, 11/14/28 (2) 302,672 527
Rhythm Pharmaceuticals (2) 496,569 43,187
Ring Therapeutics, Acquisition Date: 4/12/21, Cost $13,087 (2)
(3)(4) 284,498 1,309
Scholar Rock Holding (2) 1,863,285 91,599
Soleno Therapeutics (2) 415,286 13,904
Stoke Therapeutics (2) 483,244 15,734
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
8/21/25, Cost $— (2)(3)(4) 60,777 443
Tyra Biosciences (2) 221,482 8,483
Ultragenyx Pharmaceutical (2) 232,319 4,867
Vera Therapeutics (2) 1,123,946 45,216
Viridian Therapeutics (2) 1,047,958 20,498
Xenon Pharmaceuticals (2) 450,789 26,213
Zenas Biopharma (1)(2) 228,448 4,466
1,757,342
Health Care Equipment & Supplies  0.5%
Glaukos (2) 131,300 14,136
Kestra Medical Technologies (1)(2) 2,591,589 51,650
PROCEPT BioRobotics (2) 102,600 2,566
68,352
Health Care Providers & Services  3.6%
Alignment Healthcare (2) 2,394,049 42,183
Billiontoone, Class A (1)(2) 139,010 10,973

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
BrightSpring Health Services (2) 2,102,472 89,586
Capsule, Acquisition Date: 4/7/21, Cost $8,954 (2)(3)(4) 617,863 229
Concentra Group Holdings Parent  1,245,204 26,710
Encompass Health  130,822 12,654
Ensign Group  443,509 89,367
Guardant Health (2) 1,543,883 142,609
HealthEquity (2) 51,194 4,278
Hims & Hers Health (1)(2) 741,700 15,398
Oscar Health, Class A (2) 683,437 7,839
RadNet (2) 390,564 21,829
463,655
Health Care Technology  0.4%
Veeva Systems, Class A (2) 291,105 51,135
51,135
Life Sciences Tools & Services  2.0%
Bio-Techne  1,401,962 73,267
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (2)(3)(4) 5,448 —
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (2)(3)(4) 5,448 —
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (2)(3)(4) 5,448 —
Personalis (1)(2) 1,036,407 6,602
Repligen (2) 1,255,891 147,969
Sartorius Stedim Biotech (EUR)  146,240 28,482
256,320
Pharmaceuticals  1.9%
Alumis (2) 667,220 14,699
Arvinas (2) 222,100 2,354
Axsome Therapeutics (2) 407,876 68,939
Crinetics Pharmaceuticals (2) 1,581,817 57,452
Elanco Animal Health (2) 1,229,247 29,416
Liquidia (2) 174,300 6,578
MediWound (1)(2) 246,280 3,968
Ocular Therapeutix (2) 1,475,000 12,493
SpyGlass Pharma (2) 229,809 5,954
Structure Therapeutics, ADR (2) 207,909 10,021
Terns Pharmaceuticals (2) 213,237 11,242
WaVe Life Sciences (2) 2,287,103 16,582
239,698
Total Health Care 2,836,502

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  22.6%
Aerospace & Defense  3.9%
BWX Technologies  217,261 44,428
Curtiss-Wright  41,113 28,003
Electro Optic Systems Holdings (AUD) (2) 25,814 145
Huntington Ingalls Industries  18,643 7,082
Karman Holdings (1)(2) 388,001 31,059
Kratos Defense & Security Solutions (2) 754,409 53,193
Leonardo DRS  1,574,625 70,102
Loar Holdings (1)(2) 193,055 11,060
MDA Space (2) 433,676 10,981
Mercury Systems (2) 633,353 46,178
Montana Aerospace (CHF) (2) 162,455 5,333
Moog, Class A (1) 125,398 36,696
Red Cat Holdings (1)(2) 1,436,500 18,804
StandardAero (2) 1,153,803 29,803
V2X (2) 155,600 10,659
VSE (1) 522,098 96,275
499,801
Air Freight & Logistics  0.1%
CH Robinson Worldwide  52,766 8,763
8,763
Building Products  1.8%
Modine Manufacturing (2) 694,676 150,543
Zurn Elkay Water Solutions  1,752,948 78,602
229,145
Commercial Services & Supplies  0.5%
Casella Waste Systems, Class A (2) 143,923 11,419
UniFirst  193,700 48,733
60,152
Construction & Engineering  2.0%
API Group (2) 2,265,191 91,786
Arcosa  114,226 12,124
Construction Partners, Class A (2) 464,158 51,577
Dycom Industries (2) 129,062 43,729
Granite Construction (1) 153,912 18,451
MYR Group (2) 41,287 11,656
Primoris Services  107,666 15,401
Sterling Infrastructure (2) 34,742 14,149
258,873

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment  4.0%
Acuity  53,851 15,090
Amprius Technologies (2) 1,112,000 18,748
Babcock & Wilcox Enterprises (2) 1,020,227 14,987
Bloom Energy, Class A (2) 529,174 71,698
Ceres Power Holdings (GBP) (2) 1,049,856 4,552
Eos Energy Enterprises (1)(2) 440,403 2,185
Fluence Energy (1)(2) 1,000,919 13,773
Generac Holdings (2) 221,400 43,246
Hubbell  193,721 95,067
Nextpower, Class A (2) 559,367 67,432
nVent Electric  476,677 56,381
Powell Industries  25,653 13,880
Shoals Technologies Group, Class A (2) 5,455,054 35,894
Vicor (2) 378,013 60,860
513,793
Ground Transportation  1.0%
JB Hunt Transport Services  145,425 30,816
Lyft, Class A (2) 106,641 1,418
Old Dominion Freight Line  479,892 93,771
Saia (1)(2) 19,061 6,696
132,701
Machinery  5.5%
Atmus Filtration Technologies  1,433,015 81,352
Enpro  224,825 56,352
Esab  802,321 77,552
Ingersoll Rand  1,064,515 85,289
JBT Marel  240,725 30,781
KION Group (EUR)  54,894 2,933
Middleby (2) 313,421 41,553
RBC Bearings (2) 256,372 139,241
Spirax Group (GBP)  118,717 10,651
SPX Technologies (2) 216,769 43,341
Toro  703,730 65,757
Watts Water Technologies, Class A  245,020 71,127
705,929
Passenger Airlines  0.0%
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (2)(3)
(4) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (2)(3)
(4) 1,049,318 —

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (2)(3)
(4) 1,049,318 —
—
Professional Services  1.6%
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $18,150 (2)
(3)(4)(5) 2,653,566 21,521
FTI Consulting (2) 246,983 43,659
Paylocity Holding (2) 302,053 32,634
Planet Labs PBC (2) 358,500 10,020
UL Solutions, Class A (1) 740,839 63,497
Upwork (2) 3,343,921 36,649
207,980
Trading Companies & Distributors  2.2%
Applied Industrial Technologies  24,760 6,569
Diploma (GBP)  458,500 36,607
Rush Enterprises, Class A  137,900 9,117
SiteOne Landscape Supply (2) 1,687,625 224,640
Xometry, Class A (1)(2) 52,946 2,162
279,095
Total Industrials & Business Services 2,896,232
INFORMATION TECHNOLOGY  16.4%
Communications Equipment  1.4%
Applied Optoelectronics (2) 1,034,271 87,489
Lumentum Holdings (1)(2) 1,593 1,119
Viavi Solutions (2) 2,790,942 92,883
181,491
Electronic Equipment, Instruments & Components  4.1%
Advanced Energy Industries  29,900 9,649
Bel Fuse, Class B  134,339 26,596
Belden  451,962 51,899
Cognex  1,011,898 49,573
Fabrinet (2) 321,252 167,539
Mirion Technologies (2) 90,988 1,692
nLight (2) 160,800 9,169
Novanta (2) 184,378 21,777
Plexus (2) 31,900 6,461
Teledyne Technologies (2) 293,169 177,370
521,725
IT Services  0.7%
DigitalOcean Holdings (1)(2) 948,850 81,392

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Fastly, Class A (2) 415,200 12,066
93,458
Semiconductors & Semiconductor Equipment  6.7%
ACM Research, Class A (2) 104,433 4,109
Aehr Test Systems (1)(2) 817,391 30,309
AIXTRON (EUR)  368,731 14,388
Ambarella (2) 539,679 27,780
Amkor Technology  54,267 2,444
Astera Labs (2) 5,895 646
Axcelis Technologies (2) 38,900 3,621
AXT (2) 354,059 20,174
BE Semiconductor Industries (EUR)  234,607 50,251
Camtek (1)(2) 116,163 17,611
Entegris  599,657 70,304
FormFactor (2) 280,103 27,167
GSI Technology (2) 459,837 2,363
Impinj (2) 9,913 1,018
Kulicke & Soffa Industries  96,373 6,334
Lattice Semiconductor (2) 2,307,543 214,048
MACOM Technology Solutions Holdings (2) 275,408 61,160
MKS  35,419 8,140
Monolithic Power Systems  38,115 41,673
Onto Innovation (2) 135,213 27,728
Power Integrations  685,073 35,076
Qnity Electronics  113,605 13,108
Rambus (2) 41,150 3,540
SiTime (2) 290,693 100,391
SOITEC (EUR) (2) 553,249 33,935
SOITEC (2) 4,268 254
Synaptics (2) 90,489 6,338
Teradyne  70,755 20,976
Tower Semiconductor (2) 42,200 7,405
852,291
Software  3.5%
Alarm.com Holdings (2) 154,521 6,674
Appfolio, Class A (2) 74,845 11,812
Aurora Innovation (1)(2) 1,228,908 5,063
BILL Holdings (2) 562,068 21,527
Datadog, Class A (2) 490,687 57,926
Descartes Systems Group (2) 361,625 25,878
Figma, Class A (1)(2) 643,826 13,611
Gusto, Acquisition Date: 10/6/20 - 11/9/20, Cost $11,149 (2)(3)
(4) 836,888 17,909

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
HubSpot (2) 147,538 36,014
Intapp (2) 348,778 8,960
InterDigital (1) 37,400 11,295
JFrog (2) 851,933 39,981
Procore Technologies (2) 865,071 49,309
Rubrik, Class A (2) 262,237 12,842
Samsara, Class A (2) 1,482,784 46,989
ServiceTitan, Class A (2) 661,113 41,954
Terawulf (1)(2) 2,991,200 43,163
450,907
Total Information Technology 2,099,872
MATERIALS  6.2%
Chemicals  2.4%
Axalta Coating Systems (2) 820,645 22,732
Balchem  68,287 11,573
CF Industries Holdings  532,000 69,075
Huntsman  4,632,330 61,656
Ingevity (2) 326,152 23,232
Mosaic  1,483,300 37,824
RPM International  337,875 33,585
Solstice Advanced Materials  600,300 45,719
305,396
Construction Materials  0.2%
Knife River (2) 315,251 25,740
25,740
Containers & Packaging  0.3%
Packaging Corp. of America  156,791 33,274
33,274
Metals & Mining  3.2%
Alcoa  629,700 41,768
Artemis Gold (CAD) (2) 1,858,195 50,425
Coeur Mining (2) 4,146,600 77,832
Ivanhoe Electric (2) 2,784,201 32,909
OR Royalties (CAD)  1,588,533 60,488
Reliance  210,948 64,111
Royal Gold  127,312 32,400
Sibanye Stillwater, ADR (1) 2,114,377 26,049
SSR Mining (2) 448,495 13,186
USA Rare Earth (1)(2) 953,232 14,427
413,595

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Paper & Forest Products  0.1%
Louisiana-Pacific  167,413 12,179
12,179
Total Materials 790,184
MISCELLANEOUS  0.1%
Miscellaneous  0.1%
Kraken Robotics (CAD) (2) 1,595,776 9,154
Total Miscellaneous 9,154
REAL ESTATE  1.0%
Health Care Real Estate Investment Trusts  0.1%
American Healthcare REIT, REIT  343,200 16,185
16,185
Real Estate Management & Development  0.6%
Colliers International Group  29,789 3,184
Compass, Class A (2) 4,025,263 29,425
Jones Lang LaSalle (2) 128,199 39,013
71,622
Specialized Real Estate Investment Trusts  0.3%
Lamar Advertising, Class A, REIT  259,000 32,805
32,805
Total Real Estate 120,612
UTILITIES  0.7%
Gas Utilities  0.4%
National Fuel Gas  518,900 48,756
48,756
Water Utilities  0.3%
Essential Utilities  790,900 31,850
31,850
Total Utilities 80,606
Total Common Stocks (Cost $9,265,890) 11,497,814
CONVERTIBLE PREFERRED STOCKS  4.3%
COMMUNICATION SERVICES  0.0%
Entertainment  0.0%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726 (2)(3)
(4) 2,632,810 —
OfferUp, Series A-2, Acquisition Date: 3/6/15, Cost $6,851 (2)
(3)(4) 1,375,830 454

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
OfferUp, Series C, Acquisition Date: 3/6/15, Cost $11,641 (2)
(3)(4) 2,337,940 1,052
OfferUp, Series C-1, Acquisition Date: 8/26/16, Cost $4,573 (2)
(3)(4) 682,712 335
OfferUp, Series F, Acquisition Date: 7/1/20, Cost $2,026 (2)(3)
(4) 884,802 292
2,133
Media  0.0%
DTX, Series A-1, Acquisition Date: 2/4/22, Cost $8,815 (2)(3)(4) 4,844,924 920
920
Total Communication Services 3,053
CONSUMER DISCRETIONARY  0.2%
Hotels, Restaurants & Leisure  0.2%
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (2)(3)(4)(5) 718,332 2,629
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (2)(3)(4)(5) 1,727,442 6,322
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (2)(3)(4)(5) 2,218,727 8,121
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (2)(3)(4)(5) 433,698 1,587
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (2)(3)(4)(5) 2,098,881 7,682
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323 (2)(3)(4)(5) 745,950 2,730
Total Consumer Discretionary 29,071
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17
- 7/31/20, Cost $3,161 (2)(3)(4) 131,054 —
Farmers Business Network, Series F, Acquisition Date: 11/3/17
- 7/31/20, Cost $2,036 (2)(3)(4) 83,889 —
Total Consumer Staples —
FINANCIALS  0.2%
Capital Markets  0.2%
iCapital, Series B-1, Acquisition Date: 11/14/25, Cost $7,540 (2)
(3)(4) 538,536 9,155
iCapital, Series B-2, Acquisition Date: 11/14/25, Cost $957 (2)
(3)(4) 68,370 1,162
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909 (2)(3)(4)(6) 24,002 8,665

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,186 (2)(3)(4)(6) 24,002 8,664
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $3,703 (2)(3)(4)(6) 4,229 1,527
29,173
Financial Services  0.0%
Airwallex Cayman, Series G, Acquisition Date: 11/21/25,
Cost $3,560 (2)(3)(4) 167,118 3,560
3,560
Total Financials 32,733
HEALTH CARE  1.7%
Biotechnology  0.9%
Adarx Pharma, Series C, Acquisition Date: 8/2/23,
Cost $10,269 (2)(3)(4) 1,234,213 14,181
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,007 (2)(3)(4) 1,176,193 6,007
Genesis Therapeutics, Series A-2, Acquisition Date: 11/24/20,
Cost $391 (2)(3)(4) 76,477 391
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $3,850 (2)(3)(4) 753,779 3,850
Insitro, Series B, Acquisition Date: 5/21/20, Cost $7,412 (2)(3)
(4) 1,189,622 21,759
Insitro, Series C, Acquisition Date: 4/7/21, Cost $15,759 (2)(3)
(4) 861,590 15,759
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $9,702 (2)(3)(4) 826,411 4,281
Tessera Therapeutics, Series D, Acquisition Date: 3/7/25,
Cost $2,426 (2)(3)(4) 468,247 2,426
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 -
9/26/22, Cost $22,681 (2)(3)(4) 2,897,679 21,115
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $17,466 (2)(3)(4) 2,028,504 14,782
Treeline Biosciences, Series A-2, Acquisition Date: 8/21/25,
Cost $3,489 (2)(3)(4) 405,178 2,953
107,504
Health Care Equipment & Supplies  0.3%
DeepSight Technology, Series C, Acquisition Date: 3/18/26,
Cost $13,448 (2)(3)(4) 1,051,246 13,448
Kardium, Series D-5, Acquisition Date: 11/29/18,
Cost $8,865 (2)(3)(4) 9,149,620 7,495
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $18,745 (2)
(3)(4) 18,452,429 15,268
36,211

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $8,954 (2)
(3)(4) 617,862 624
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006 (2)(3)(4) 292,304 5,609
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $12,813 (2)(3)(4) 600,689 8,097
Color Health, Series E, Acquisition Date: 10/26/21,
Cost $4,422 (2)(3)(4) 44,229 1,814
16,144
Life Sciences Tools & Services  0.4%
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $18,372 (2)(3)(4) 1,751,541 5,255
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828 (2)(3)(4) 1,817,581 39,750
45,005
Total Health Care 204,864
INDUSTRIALS & BUSINESS SERVICES  0.7%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $18,589 (2)(3)(4) 468,377 103
103
Air Freight & Logistics  0.1%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $17,689 (2)
(3)(4) 1,453,824 4,245
Flexe, Series D, Acquisition Date: 4/7/22, Cost $9,169 (2)(3)(4) 449,562 1,672
5,917
Professional Services  0.6%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $25,265 (2)
(3)(4)(5) 5,552,310 45,029
Checkr, Series D, Acquisition Date: 9/6/19, Cost $45,551 (2)(3)
(4)(5) 4,517,982 36,641
81,670
Total Industrials & Business Services 87,690
INFORMATION TECHNOLOGY  1.5%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,004 (2)(3)(4)(5) 891,864 375
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $5,451 (2)
(3)(4)(5) 288,891 121
496

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Software  1.5%
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $6,238 (2)(3)(4) 435,695 82,782
Gusto, Series C, Acquisition Date: 7/16/18, Cost $20,951 (2)(3)
(4) 2,755,737 58,973
Gusto, Series D, Acquisition Date: 7/16/19, Cost $19,989 (2)(3)
(4) 1,501,509 32,132
Harvey AI Corp, Series F, Acquisition Date: 12/3/25,
Cost $2,130 (2)(3)(4) 85,276 2,582
Physical Intelligence, Series B, Acquisition Date: 10/24/25,
Cost $1,455 (2)(3)(4) 5,359 2,594
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $18,207 (2)(3)(4) 3,604,617 8,471
187,534
Total Information Technology 188,030
MATERIALS  0.0%
Metals & Mining  0.0%
Cyclic Materials, Series C, Acquisition Date: 12/11/25 - 1/30/26,
Cost $3,561 (2)(3)(4) 432,700 3,561
Total Materials 3,561
Total Convertible Preferred Stocks (Cost $560,979) 549,002
PREFERRED STOCKS  0.5%
HEALTH CARE  0.5%
Life Sciences Tools & Services  0.5%
Sartorius (EUR)  232,948 58,288
Total Health Care 58,288
Total Preferred Stocks (Cost $36,878) 58,288
SHORT-TERM INVESTMENTS  5.5%
Money Market Funds  5.5%
T. Rowe Price Government Reserve Fund, 3.71% (5)(7) 701,990,908 701,991
Total Short-Term Investments (Cost $701,991) 701,991

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Treasury Reserve Fund, 3.68% (5)(7) 99,053,001 99,053
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 99,053
Total Securities Lending Collateral (Cost $99,053) 99,053
Total Investments in Securities  101.2%
(Cost $10,664,791) $ 12,906,148
Other Assets Less Liabilities (1.2)% (147,204)
Net Assets 100.0% $ 12,758,944
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2026.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $605,317 and represents 4.7% of net assets.
(5) Affiliated Companies
(6) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
PIPE Private Investment in Public Equity

T. ROWE PRICE New Horizons Fund

.
.
.
.
.
.
.
.
.
.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE New Horizons Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 4,082 Russell 2000 E-Mini Index contracts 6/26 512,740 $ 3,022
Net payments (receipts) of variation margin to date 14,122
Variation margin receivable (payable) on open futures contracts $ 17,144

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Checkr  $ — $ (2,096) $ —
Checkr, Series C  — (4,387) —
Checkr, Series D  — (3,569) —
Evolve Vacation Rental Network, Series 4  — — —
Evolve Vacation Rental Network, Series 5  — — —
Evolve Vacation Rental Network, Series 6  — — —
Evolve Vacation Rental Network, Series 7  — — —
Evolve Vacation Rental Network, Series 8  — — —
Evolve Vacation Rental Network, Series 9  — — —
Haul Hub, Series B  — (927) —
Haul Hub, Series C  — (301) —
T. Rowe Price Government Reserve Fund,
3.71% — — 3,316
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ (11,280) $ 3,316+

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
Checkr  $ 23,617 $ — $ — $ 21,521
Checkr, Series C  49,416 — — 45,029
Checkr, Series D  40,210 — — 36,641
Evolve Vacation Rental
Network, Series 4  2,629 — — 2,629
Evolve Vacation Rental
Network, Series 5  6,322 — — 6,322
Evolve Vacation Rental
Network, Series 6  8,121 — — 8,121
Evolve Vacation Rental
Network, Series 7  1,587 — — 1,587
Evolve Vacation Rental
Network, Series 8  7,682 — — 7,682
Evolve Vacation Rental
Network, Series 9  2,730 — — 2,730
Haul Hub, Series B  1,302 — — 375
Haul Hub, Series C  422 — — 121
T. Rowe Price Government
Reserve Fund, 3.71% 138,681  ¤  ¤ 701,991
T. Rowe Price Treasury
Reserve Fund, 3.68% 272,727  ¤  ¤ 99,053
Total $ 933,802^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,316 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $947,606.

T. ROWE PRICE New Horizons Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Horizons Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Horizons Fund,
Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Horizons Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE New Horizons Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Horizons Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $(18,513,000) for the period ended March 31, 2026.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 11,098,757 $ 351,762 $ 47,295 $ 11,497,814
Convertible Preferred Stocks — — 549,002 549,002
Preferred Stocks — 58,288 — 58,288
Short-Term Investments 701,991 — — 701,991
Securities Lending Collateral 99,053 — — 99,053
Total Securities 11,899,801 410,050 596,297 12,906,148
Futures Contracts* 3,022 — — 3,022
Total $ 11,902,823 $ 410,050 $ 596,297 $ 12,909,170
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 55,027 $ (5,135) $ — $ (2,597) $ 47,295
Convertible Preferred Stocks 598,108 2,807 13,495 (65,408) 549,002
Total $ 653,135 $ (2,328) $ 13,495 $ (68,005) $ 596,297

T. ROWE PRICE New Horizons Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$47,295 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
dilution
15% 15% Decrease
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Probability
for potential
outcome
25%
- 50%
38% Increase
Enterprise
value to sales
multiple
0.8x
- 4.3x
3.6x Increase
Sales growth
rate
17% 17% Increase
Enterprise
value to gross
profit multiple
2.2x
- 6.0x
5.6x Increase
Gross profit
growth rate
17% 17% Increase
Premium to
public company
multiples
19%
- 26%
23% Increase
Discount
for lack of
recoverability
100% 100% Decrease

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$549,002 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
dilution
15% 15% Decrease
Discount for
uncertainty
10% 10% Decrease
Market
comparable
Premium for
liquidation
preference
-# -# -#
Private
company
valuation
-# -# -#
Probability
for potential
outcome
10%
- 70%
33% Increase
Enterprise
value to sales
multiple
0.5x
- 9.3x
4.5x Increase
Sales growth
rate
12%
- 70%
19% Increase
Enterprise
value to gross
profit multiple
0.7x
- 6.0x
4.9x Increase
Gross profit
growth rate
17%
- 21%
17% Increase
Premium to
public company
multiples
19%
- 26%
23% Increase

T. ROWE PRICE New Horizons Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets,
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Cost of capital 20% 20% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
-# -# -#
Risk-free rate 4% 4% Increase
Volatility 45% 45% Increase

T. ROWE PRICE New Horizons Fund

while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F42-054Q1 03/26